5. INVENTORY (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	$ 0	$ 1,716,141
Work in process	443,701	311,481
Raw materials	698,689	300,479
Inventory reserve	(11,424)	(8,601)
Inventory, net	$ 1,130,966	$ 2,319,500